Other expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other expenses
Schedule Of Expenses
The following table details other expenses:

	December 31,
	2024	2023	2022
Administrative	7,113	6,165	5,587
Professional services	6,737	5,522	5,603
Maintenance and repairs	5,481	4,731	3,449
Share-based payments to directors	1,363	931	895
Regulatory fees	1,558	1,321	1,015
Operating lease of spaces and equipment	883	691	717
Advertising and marketing	987	1,012	557
Other	856	1,799	354
Total	24,978	22,172	18,177